Supplement to the
Fidelity® Series Large Cap Value Fund and Fidelity Series All-Sector Equity Fund
April 1, 2009
Prospectus

Fidelity Series Large Cap Value Fund and Fidelity Series All-Sector Equity Fund are composed of multiple classes of shares. References to each fund are deemed to include class where applicable.

DLF-09-02 June 26, 2009
1.882075.102

Supplement to the

Fidelity® Series Large Cap Value Fund

Fidelity Series All-Sector Equity Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2009

Fidelity Series Large Cap Value Fund and Fidelity Series All-Sector Equity Fund are composed of multiple classes of shares. References to each fund are to include classes where applicable.

DLFB-09-01 June 26, 2009
1.881204.101